Vanguard® Capital Opportunity Fund
Schedule of Investments (unaudited)
As of December 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (96.5%)
Communication Services (4.6%)
*	Alphabet Inc. Class A	2,372,800	209,352
*	Baidu Inc. ADR	1,655,600	189,368
*	Alphabet Inc. Class C	2,132,600	189,226
*	Pinterest Inc. Class A	2,991,350	72,630
	Electronic Arts Inc.	373,100	45,585
*	Meta Platforms Inc. Class A	285,400	34,345
*	Live Nation Entertainment Inc.	153,850	10,730
*	Walt Disney Co.	81,557	7,086
*	Roblox Corp. Class A	246,900	7,027
*	ZoomInfo Technologies Inc. Class A	174,700	5,260
*	Netflix Inc.	7,010	2,067
*	Liberty Media Corp.- Liberty Formula One Class A	11,500	614
	Madison Square Garden Sports Corp.	3,100	568
*	Snap Inc. Class A	23,000	206
*	Madison Square Garden Entertainment Corp.	3,100	139
			774,203
Consumer Discretionary (9.4%)
	TJX Cos. Inc.	2,752,600	219,107
*	Alibaba Group Holding Ltd. ADR	2,466,200	217,248
*	Tesla Inc.	1,528,290	188,255
*	Entain plc	7,731,662	123,127
	Sony Group Corp. ADR	1,484,225	113,217
*	CarMax Inc.	1,722,697	104,895
*	Capri Holdings Ltd.	1,707,737	97,888
*	Amazon.com Inc.	897,100	75,356
*,1	XPeng Inc. Class A ADR	6,930,719	68,891
*	Royal Caribbean Cruises Ltd.	1,171,700	57,917
*,1	Mobileye Global Inc.	1,588,000	55,675
	Ross Stores Inc.	403,900	46,881
*	Burlington Stores Inc.	147,950	29,998
	eBay Inc.	566,000	23,472
*	Flutter Entertainment plc (XDUB)	170,598	23,096
*,1	Carnival Corp.	2,522,045	20,328
	Marriott International Inc. Class A	112,500	16,750
	Restaurant Brands International Inc.	234,900	15,191
*	Ollie's Bargain Outlet Holdings Inc.	310,890	14,562
*	Las Vegas Sands Corp.	258,500	12,426
*	Ulta Beauty Inc.	23,000	10,789
	Hilton Worldwide Holdings Inc.	76,333	9,645
	Newell Brands Inc.	578,000	7,560
*	Norwegian Cruise Line Holdings Ltd.	483,125	5,914
*	AutoZone Inc.	2,270	5,598

		Shares	Market Value ($000)
*	DoorDash Inc. Class A	108,750	5,309
*	Rivian Automotive Inc. Class A	258,000	4,755
	Dollar General Corp.	17,350	4,272
	Darden Restaurants Inc.	22,900	3,168
*	Deckers Outdoor Corp.	4,700	1,876
*	Five Below Inc.	9,100	1,610
			1,584,776
Energy (3.8%)
	Hess Corp.	1,776,674	251,968
	Pioneer Natural Resources Co.	1,014,423	231,684
*	Transocean Ltd. (XNYS)	11,836,496	53,974
	EOG Resources Inc.	363,321	47,057
	Coterra Energy Inc.	1,153,350	28,338
*	Southwestern Energy Co.	3,330,000	19,481
*	TechnipFMC plc	750,900	9,154
*	Technip Energies NV	14,200	223
			641,879
Financials (7.4%)
	Raymond James Financial Inc.	3,046,360	325,504
	Northern Trust Corp.	1,871,751	165,631
	Wells Fargo & Co.	3,236,995	133,655
	Bank of America Corp.	3,447,417	114,178
	Morgan Stanley	1,185,084	100,756
	MarketAxess Holdings Inc.	295,130	82,309
	Goldman Sachs Group Inc.	198,550	68,178
	Discover Financial Services	533,800	52,222
	CME Group Inc.	286,154	48,120
	Progressive Corp.	280,400	36,371
	Tradeweb Markets Inc. Class A	509,300	33,069
	LPL Financial Holdings Inc.	126,100	27,259
	Charles Schwab Corp.	284,750	23,708
	JPMorgan Chase & Co.	156,700	21,013
	Citigroup Inc.	68,100	3,080
			1,235,053
Health Care (35.0%)
	Eli Lilly & Co.	3,550,278	1,298,834
*	Biogen Inc.	2,069,277	573,024
	Amgen Inc.	2,163,909	568,329
*	BioMarin Pharmaceutical Inc.	5,173,100	535,364
*	BioNTech SE ADR	2,120,469	318,537
*	Seagen Inc.	2,127,160	273,361
	Thermo Fisher Scientific Inc.	483,498	266,258
*,1	BeiGene Ltd. ADR	1,029,931	226,523
	Bristol-Myers Squibb Co.	3,147,050	226,430
	Novartis AG ADR	2,277,330	206,599
*	Boston Scientific Corp.	4,205,206	194,575
*	AstraZeneca plc ADR	2,143,160	145,306
	Roche Holding AG	337,338	106,004
*	Edwards Lifesciences Corp.	1,418,900	105,864
	PerkinElmer Inc.	650,680	91,238
*	LivaNova plc	1,609,275	89,379
*,2	FibroGen Inc.	5,073,160	81,272
	Zimmer Biomet Holdings Inc.	614,810	78,388
*	QIAGEN NV	1,533,957	76,498
*	Alkermes plc	2,786,380	72,808
*	Elanco Animal Health Inc. (XNYS)	5,673,586	69,331
*	Illumina Inc.	301,400	60,943

		Shares	Market Value ($000)
*	Charles River Laboratories International Inc.	265,500	57,853
	Abbott Laboratories	490,900	53,896
	Agilent Technologies Inc.	206,780	30,945
*	Allogene Therapeutics Inc.	2,876,080	18,091
	Medtronic plc	149,000	11,580
	Danaher Corp.	34,195	9,076
	Alcon Inc.	118,960	8,155
[3]	Siemens Healthineers AG	133,680	6,668
*	Omnicell Inc.	102,360	5,161
*	Repligen Corp.	24,608	4,166
*	Bridgebio Pharma Inc.	340,900	2,598
*	ImmunoGen Inc.	503,827	2,499
*	Waters Corp.	5,796	1,986
*	IQVIA Holdings Inc.	9,292	1,904
*	Guardant Health Inc.	62,586	1,702
	Humana Inc.	1,575	807
*	Zimvie Inc.	61,381	573
*	Neurocrine Biosciences Inc.	4,100	490
*	Adaptive Biotechnologies Corp.	28,100	215
			5,883,230
Industrials (12.1%)
	AECOM	4,629,136	393,153
	FedEx Corp.	1,698,674	294,210
*	Southwest Airlines Co.	7,906,219	266,202
	Jacobs Solutions Inc.	2,020,029	242,545
*	Airbus SE	1,375,391	163,537
*	United Airlines Holdings Inc.	3,623,103	136,591
*	Delta Air Lines Inc.	2,874,090	94,443
	TransDigm Group Inc.	114,619	72,170
*	American Airlines Group Inc.	4,875,300	62,014
	Curtiss-Wright Corp.	312,600	52,201
	IDEX Corp.	199,950	45,655
	Textron Inc.	537,250	38,037
	Old Dominion Freight Line Inc.	92,500	26,250
*	Ryanair Holdings plc ADR	256,700	19,191
	AMETEK Inc.	110,000	15,369
	Caterpillar Inc.	60,000	14,374
*	Uber Technologies Inc.	562,600	13,913
*	Lyft Inc. Class A	1,212,265	13,359
*	GFL Environmental Inc. (XTSE)	441,300	12,899
	Union Pacific Corp.	60,000	12,424
*	JetBlue Airways Corp.	1,729,800	11,209
	Carrier Global Corp.	268,900	11,092
	Rockwell Automation Inc.	40,000	10,303
*,1	Aurora Innovation Inc.	7,030,000	8,506
*,1	TuSimple Holdings Inc. Class A	12,000	20
			2,029,667
Information Technology (23.9%)
*	Flex Ltd.	15,903,242	341,284
	Microsoft Corp.	1,409,150	337,942
	KLA Corp.	824,720	310,944
	Micron Technology Inc.	5,152,467	257,520
	Texas Instruments Inc.	1,523,130	251,652
*	Splunk Inc.	2,577,800	221,923
*	Adobe Inc.	593,400	199,697
	ASML Holding NV GDR (Registered)	362,467	198,052
	NetApp Inc.	2,836,310	170,349

		Shares	Market Value ($000)
*	Trimble Inc.	3,298,371	166,766
*	Descartes Systems Group Inc.	1,987,665	138,441
	Visa Inc. Class A	552,000	114,684
	Corning Inc.	3,182,324	101,643
	Intel Corp.	3,675,630	97,147
	QUALCOMM Inc.	867,940	95,421
	Universal Display Corp.	814,814	88,033
	Jabil Inc.	1,177,500	80,305
	NVIDIA Corp.	454,890	66,478
	Intuit Inc.	170,100	66,206
	Entegris Inc.	967,700	63,471
*	Nutanix Inc. Class A	2,081,619	54,226
	Hewlett Packard Enterprise Co.	3,190,870	50,926
*	WEX Inc.	298,390	48,832
*	Wolfspeed Inc.	704,600	48,646
	HP Inc.	1,793,740	48,198
	Oracle Corp.	514,000	42,014
	Teradyne Inc.	471,200	41,159
*	FormFactor Inc.	1,549,441	34,444
*	PayPal Holdings Inc.	481,700	34,307
*	Autodesk Inc.	177,600	33,188
*	Keysight Technologies Inc.	171,420	29,325
*	Zoom Video Communications Inc. Class A	359,950	24,383
*	VMware Inc. Class A	187,000	22,956
*	BlackBerry Ltd.	6,813,076	22,211
*	Salesforce Inc.	148,000	19,623
	Analog Devices Inc.	90,000	14,763
	Telefonaktiebolaget LM Ericsson ADR	2,327,200	13,591
*,1	Unity Software Inc.	404,084	11,553
*	Western Digital Corp.	364,280	11,493
*	MongoDB Inc. Class A	57,950	11,407
	Mastercard Inc. Class A	28,600	9,945
*	Palo Alto Networks Inc.	62,250	8,686
*	Crowdstrike Holdings Inc. Class A	59,400	6,254
*,1	Gitlab Inc. Class A	98,550	4,478
*	Okta Inc.	58,716	4,012
	Nokia OYJ ADR	500,000	2,320
	Applied Materials Inc.	10,700	1,042
*	HubSpot Inc.	900	260
*	RingCentral Inc. Class A	2,800	99
*	Arista Networks Inc.	200	24
*	DocuSign Inc. Class A	200	11
			4,022,334
Materials (0.3%)
*	Ivanhoe Mines Ltd. Class A	4,840,100	38,249
	Albemarle Corp.	61,500	13,337
			51,586
Total Common Stocks (Cost $7,671,728)			16,222,728

		Shares	Market Value ($000)
Temporary Cash Investments (4.4%)
Money Market Fund (4.4%)
[4,5]	Vanguard Market Liquidity Fund, 4.334% (Cost $735,292)	7,355,360	735,462
Total Investments (100.9%) (Cost $8,407,020)			16,958,190
Other Assets and Liabilities—Net (-0.9%)			(147,606)
Net Assets (100%)			16,810,584
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $131,722,000.
2	Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2022, the aggregate value was $6,668,000, representing 0.0% of net assets.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $141,283,000 was received for securities on loan.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments as of December 31, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	15,800,073	422,655	—	16,222,728
Temporary Cash Investments	735,462	—	—	735,462
Total	16,535,535	422,655	—	16,958,190
D.  Certain of the fund’s investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company or the issuer is another member of The Vanguard Group. Transactions during the period in securities of these companies were as follows:
		Current Period Transactions
	Sep. 30, 2022 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Dec. 31, 2022 Market Value ($000)
FibroGen Inc.	NA1	8,876	—	—	14,359	—	—	81,272
Vanguard Market Liquidity Fund	1,004,465	NA2	NA2	5	186	7,758	2	735,462
Total	1,004,465	8,876	—	5	14,545	7,758	2	816,734
1	Not applicable—at September 30, 2022, the issuer was not an affiliated company of the fund.
2	Not applicable—purchases and sales are for temporary cash investment purposes.